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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

/s/ David Rasiel              New York, New York              February 5, 2008
----------------------        ------------------            --------------------
   [Signature]                  [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                      32

Form 13F Information Table Value Total:                              $1,815,339
                                                                     -----------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
      --------             --------------------             --------

       None.


                                                             RR Partners LP
                                                      Form 13F Information Table
                                                     Quarter ended December 31, 2007

                                               Fair                            Investment Discretion              Voting Authority
                                              Market     Shares                ----------------------            -------------------
                                               Value       or
                        Title     Cusip        (in      Principal   SH/  Put/        Shared   Shared   Other
Issuer                 of Class   Number     thousands)   Amount    PRN  Call  Sole  Defined  Other   Managers   Sole   Shared  None
--------------------   --------  ---------   ---------- ---------   ---  ----  ----  -------  ------  -------- -------- ------  ----

AON CORP                 COM     037389103    $127,809  2,680,000    SH        SOLE                           2,680,000
------------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC        COM     042735100      $9,832    250,300    SH        SOLE                             250,300
------------------------------------------------------------------------------------------------------------------------------------
AVERY DENNISON CORP      COM     053611109     $12,334    232,100    SH        SOLE                             232,100
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC                COM     053807103     $10,124    289,500    SH        SOLE                             289,500
------------------------------------------------------------------------------------------------------------------------------------
BALL CORP                COM     058498106     $23,985    533,000    SH        SOLE                             533,000
------------------------------------------------------------------------------------------------------------------------------------
BERKLEY W R CORP         COM     084423102      $5,664    190,000    SH        SOLE                             190,000
------------------------------------------------------------------------------------------------------------------------------------
BROADRIDGE FINL
SOLUTIONS                COM     11133T103     $98,042  4,371,000    SH        SOLE                           4,371,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES
CORP                     COM     112723101      $6,081    384,873    SH        SOLE                             384,873
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES
INC                      COM     256747106      $9,904    382,100    SH        SOLE                             382,100
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS
CORP                    CL A     291525103        $476    123,700    SH        SOLE                            123,700
------------------------------------------------------------------------------------------------------------------------------------
FASTENAL CO              COM     311900104     $63,556  1,572,400    SH        SOLE                           1,572,400
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP         COM     337932107     $29,312    405,200    SH        SOLE                             405,200
------------------------------------------------------------------------------------------------------------------------------------
FISERV INC               COM     337738108     $63,791  1,149,600    SH        SOLE                           1,149,600
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP               COM     458140100     $15,996    600,000    SH        SOLE                             600,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC         COM     478366107     $40,631  1,127,400    SH        SOLE                           1,127,400
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP
OF AMER HOLDGS          COM NEW  50540R409     $18,384    243,400    SH        SOLE                             243,400
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN
CORP                     COM     539830109    $210,099  1,996,000    SH        SOLE                           1,996,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH
SOLUTIONS INC            COM     58405U102     $34,354    338,800    SH        SOLE                             338,800
------------------------------------------------------------------------------------------------------------------------------------
MENS WEARHOUSE INC       COM     587118100     $47,469  1,759,400    SH        SOLE                           1,759,400
------------------------------------------------------------------------------------------------------------------------------------
                      SPONSORED
NOKIA CORP               ADR     654902204      $9,598    250,000    SH        SOLE                             250,000
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP              COM     68389X105    $101,158  4,480,000    SH        SOLE                           4,480,000
------------------------------------------------------------------------------------------------------------------------------------
PARKER HANN              COM     701094104     $85,435  1,134,450    SH        SOLE                           1,134,450
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO       COM     723787107     $14,027    287,200    SH        SOLE                             287,200
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC           COM     832110100    $265,845  3,599,800    SH        SOLE                           3,599,800
------------------------------------------------------------------------------------------------------------------------------------
SONIC CORP               COM     835451105     $35,868  1,637,800    SH        SOLE                           1,637,800
------------------------------------------------------------------------------------------------------------------------------------
STANCORP FINL GROUP INC  COM     852891100     $42,813    849,800    SH        SOLE                             849,800
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC           COM     863236105     $62,091    364,000    SH        SOLE                             364,000
------------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP             COM     863667101     $62,429    835,500    SH        SOLE                             835,500
------------------------------------------------------------------------------------------------------------------------------------
THOMAS & BETTS
CORP                     COM     884315102     $47,530    969,200    SH        SOLE                             969,200
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS COS
INC                      COM     89417E109     $23,672    440,000    SH        SOLE                             440,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC   COM     91324P102     $18,333    315,000    SH        SOLE                             315,000
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC            COM     94973V107    $218,697  2,492,844    SH        SOLE                           2,492,844
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                     $1,815,339
(in thousands)
